Note 7 - Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended March 31,
	2024	2023
Net loss attributable to NextPlat Corp common shareholders	$(1,481)	$(1,187)

Basic weighted average common shares outstanding	18,725	14,415
Potentially dilutive common shares	—	—

Diluted weighted average common shares outstanding	18,725	14,415

Weighted average loss per common share - basic and diluted	$(0.08)	$(0.08)

Potentially dilutive common shares excluded from the calculation of diluted weighted average loss per common share:
Stock options	105	100
	105	100

	Year Ended December 31,
	2023	2022
Net loss attributable to NextPlat Corp common shareholders	$(3,778)	$(9,161)

Basic weighted average common shares outstanding	17,494	9,592
Potentially dilutive common shares	—	—

Diluted weighted average common shares outstanding	17,494	9,592

Basic weighted average earnings (loss) per common share	$(0.22)	$(0.96)
Diluted weighted average earnings (loss) per common share	$(0.22)	$(0.96)

Potentially dilutive common shares excluded from the calculation of diluted weighted average loss per common share:
Stock options	136	265
Common stock purchase warrants	675	1,403
	811	1,668